UNCONSOLIDATED REAL ESTATE AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2011
UNCONSOLIDATED REAL ESTATE AFFILIATES.
Schedule of Condensed Combined Balance Sheets and Income Statements - Unconsolidated Real Estate Affiliates

	December 31, 2011	December 31, 2010
	(In thousands)
Condensed Combined Balance Sheets—Unconsolidated Real Estate Affiliates
Assets:
Land	$953,603	$893,769
Buildings and equipment	7,906,346	7,810,685
Less accumulated depreciation	(1,950,860)	(1,808,819)
Developments in progress	99,352	56,714

Net property and equipment	7,008,441	6,952,349
Investment in unconsolidated joint ventures	758,372	630,212

Net investment in real estate	7,766,813	7,582,561
Cash and cash equivalents	387,549	421,206
Accounts and notes receivable, net	162,822	148,059
Deferred expenses, net	250,865	196,809
Prepaid expenses and other assets	143,021	116,926
Assets held for disposition	—	94,336

Total assets	$8,711,070	$8,559,897

Liabilities and Owners' Equity:
Mortgages, notes and loans payable	$5,790,509	$5,891,224
Accounts payable, accrued expenses and other liabilities	446,462	361,721
Liabilities on assets held for disposition	—	143,517
Owners' equity	2,474,099	2,163,435

Total liabilities and owners' equity	$8,711,070	$8,559,897

Investment In and Loans To/From Unconsolidated Real Estate Affiliates, Net:
Owners' equity	$2,474,099	$2,163,435
Less joint venture partners' equity	(1,417,682)	(2,006,460)
Capital or basis differences and loans	1,996,556	2,996,723

Investment in and loans to/from Unconsolidated Real Estate Affiliates, net	$3,052,973	$3,153,698

	Successor		Predecessor
	Year ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year ended December 31, 2009
	(In thousands)
Condensed Combined Statements of Income—Unconsolidated Real Estate Affiliates
Revenues:
Minimum rents	$723,121	$101,266	$585,791	666,577
Tenant recoveries	297,530	41,610	245,102	300,844
Overage rents	26,736	6,502	9,103	13,172
Management and other fees	16,346	1,217	15,592	9,802
Other	52,721	8,491	21,414	28,631

Total revenues	1,116,454	159,086	877,002	1,019,026

Expenses:
Real estate taxes	98,738	11,971	73,830	91,537
Property maintenance costs	40,293	7,309	31,882	36,364
Marketing	17,791	5,215	10,894	14,543
Other property operating costs	162,572	23,052	130,621	160,777
Provision for doubtful accounts	6,826	(471)	5,287	10,781
Property management and other costs	46,935	7,576	40,409	51,369
General and administrative	29,062	2,491	36,034	11,637
Provisions for impairment	—	—	881	18,046
Depreciation and amortization	267,369	36,225	211,725	240,044

Total expenses	669,586	93,368	541,563	635,098

Operating income	446,868	65,718	335,439	383,928
Interest income	18,355	2,309	17,932	5,488
Interest expense	(350,716)	(47,725)	(271,476)	(293,852)
(Provision for) benefit from for income taxes	(794)	(179)	66	(1,673)
Equity in income of unconsolidated joint ventures	54,207	9,526	43,479	61,730

Income from continuing operations	167,920	29,649	125,440	155,621
Discontinued operations	165,323	219	50,757	(61,503)
Allocation to noncontrolling interests	(3,741)	111	964	(3,453)

Net income attributable to joint venture partners	$329,502	$29,979	$177,161	$90,665

Equity In (Loss) Income of Unconsolidated Real Estate Affiliates:
Net income attributable to joint venture partners	$329,502	$29,979	$177,161	$90,665
Joint venture partners' share of income	(181,213)	(17,878)	(67,845)	(26,320)
Amortization of capital or basis differences	(145,391)	(12,605)	(61,302)	(59,710)
Gain on Aliansce IPO	—	—	9,718	—
Loss on Highland Mall conveyance	—	—	(29,668)	—
Discontinued operations	—	—	(6,207)	28,208

Equity in income (loss) of Unconsolidated Real Estate Affiliates	$2,898	$(504)	$21,857	$32,843